INVESTMENTS UNDER COST METHOD (Tables)	12 Months Ended
Dec. 31, 2012
Investments Under Cost Method

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Global Market	10,463	10,463	1,679
Tophere	1,127	1,127	181

	11,590	11,590	1,860